Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Investments and Receivables, Net [Abstract]
Derivative financial instruments	$ 12,650	$ 24,327
Premises evacuation building input index receivable	0	22,587
Long-term balances of non-qualified deferred compensation plan	25,171	11,524
Cross-currency interest rate	1,812	0
Deposits with banks and other long-term receivables	11,968	9,072
Long-term bank deposits and other receivables	$ 51,601	$ 67,510